REPORT OF INDEPENDENT AUDITORS
The Board of Directors and Contract Owners of PFL Variable Annuity Fund II,
  PFL Life Insurance Company:

We have audited the accompanying balance sheet of PFL Variable Annuity Fund II as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the respon-sibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996 by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Variable Annuity Fund II at December 31, 1996, and the results of its operations for the year then ended and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

                        [LOGO OF PFL LIFE APPEARS HERE]

                                    PFL LIFE

                               INSURANCE COMPANY
                          4333 EDGEWOOD ROAD NORTHEAST
                            CEDAR RAPIDS, IOWA 52499

                                      PFL
                                    VARIABLE
                                    ANNUITY
                                      FUND


             [LOGO OF PFL VARIABLE ANNUITY FUND II APPEARS HERE]

                                   Letter to
                                Contract Owners
                                      and
                                 Annual Report
                               for the Year Ended
                               December 31, 1996

                        [LOGO OF PFL LIFE APPEARS HERE]

              [LOGO OF PFL VARIABLE ANNUITY FUND II APPEARS HERE]

                           LETTER TO CONTRACT OWNERS

To Our Contract Owners:

The report of the PFL Variable Annuity for the year ended December 31, 1996 is enclosed for your review.

If you have any questions concerning your contract, please call the Annuity Service Center at 800-634-4672 or write to the following address:

    PFL Life Insurance Company
    Variable Annuity Dept.
    4333 Edgewood Road Northeast
    Cedar Rapids, Iowa 52499

We welcome your inquiries into other tax-deferred products offered by PFL Life. It is a privilege to serve you and help you prepare for your retirement. Please let us know if we can be of further assistance to you.

Sincerely,

/s/ William L. Busler

William L. Busler
President
PFL LIFE INSURANCE COMPANY


PFL VARIABLE ANNUITY FUND II

BALANCE SHEET

DECEMBER 31, 1996


ASSETS
 Investment in Lexington Growth & Income
  Fund, Inc., at current market value
  (Note 2)............................................................ $505,968
                                                                       ========
LIABILITIES
 Contract terminations payable........................................ $     80
 Accrued mortality and
 expense risk charges
 (Note 5)............................................................. $    400
                                                                       --------
 Total Liabilities.................................................... $    480
CONTRACT OWNERS' EQUITY
 Deferred annuity contracts
  terminable by owners
  (Notes 3 and 6)..................................................... $505,488
                                                                       --------
                                                                       $505,968
                                                                       ========


                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                       1996
                                                                     --------
NET INVESTMENT INCOME
 Income:
  Dividends........................................................  $ 33,432
 Expenses:
  Mortality
  and expense risk
  charges (Note 5).................................................    (4,213)
                                                                     --------
  Net investment
   income..........................................................    29,219
                                                                     --------
NET REALIZED AND UNREALIZED
CAPITAL GAIN (LOSS) FROM INVESTMENTS
 Net realized capital loss
  from sales of investments:
  Proceeds from sales..............................................    36,436
  Cost of investments
   sold............................................................    39,907
                                                                     --------
  Net realized loss from sales of investments......................    (3,471)
                                                                     --------
 Unrealized appreciation/depreciation
  of investments:
  Beginning of
   period..........................................................     4,071
  End of period....................................................    83,203
                                                                     --------
  Net change in
  unrealized
  appreciation/depreciation
  of investments...................................................    79,132
                                                                     --------
 Net realized and
  unrealized capital
  gain (loss) from
  investments......................................................    75,661
                                                                     --------
INCREASE FROM OPERATIONS...........................................  $104,880
                                                                     ========

                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR ENDED DECEMBER 31, 1996 AND

YEAR ENDED DECEMBER 31, 1995

                                                                1996     1995
                                                              --------  -------
OPERATIONS
 Net investment
  income..................................................... $ 29,219   42,509
 Net realized and
  unrealized capital
  gain (loss) from
  investments................................................   75,661   39,219
                                                              --------  -------
  Increase (decrease)
   from operations...........................................  104,880   81,728
                                                              --------  -------
CONTRACT TRANSACTIONS
 Decrease from
  contract terminations,
  withdrawals and other
  deductions.................................................  (31,879) (51,615)
                                                              --------  -------
Net increase (decrease)
 in contract
 owners' equity..............................................   73,001   30,113

CONTRACT OWNERS' EQUITY
 Beginning of period.........................................  432,487  402,374
                                                              --------  -------
 End of period............................................... $505,488  432,487
                                                              ========  =======

                See accompanying Notes to Financial Statements.

PFL VARIABLE ANNUITY FUND II

NOTES TO FINANCIAL STATEMENTS

1.ORGANIZATION AND SUMMARY OF
  SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION--PFL Variable Annuity Fund II ("FUND II") is a segregated investment account of PFL Life Insurance Company (PFL LIFE), an indirect, wholly- owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Fund II is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

  INVESTMENT--Fund II is invested solely in shares of Lexington Growth & Income Fund, Inc., (the "mutual fund"), an open-end diversified management investment company registered under the Investment Company Act of 1940.

  Investments are stated at the closing net asset value per share on December 31, 1996.

  Unrealized gains or losses from investment in the mutual fund are credited or charged to contract owners' equity.

  Realized capital gains or losses from sale of shares in the mutual fund are determined on the first-in, first-out basis.

  Dividend income--Dividends received from the mutual fund investment are reinvested to purchase additional mutual fund shares.

2.INVESTMENT

  A summary of the mutual fund investment at December 31, 1996 follows:

       NUMBER      NET ASSET
     OF SHARES       VALUE         MARKET
        HELD       PER SHARE       VALUE          COST
     ----------    ---------      --------      --------
     27,261.185     $18.56        $505,968      $422,765
     ==========     ======        ========      ========

PFL VARIABLE ANNUITY FUND II

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.CONTRACT OWNERS' EQUITY

  A summary at December 31 of deferred annuity contracts terminable by owners follows:

                                                   DEC. 31, 1996 Dec. 31, 1995
                                                   ------------- -------------
   Accumulation units owned by individuals........  43,352.4226   46,482.8204
   Unit value.....................................   $11.659978     $9.304227
                                                    -----------   -----------
   Deferred annuity contracts terminable by
    owners........................................     $505,488      $432,487
                                                    ===========   ===========

4.TAXES

  Operations of Fund II form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of Fund II are accounted for separately from other operations of PFL Life for purposes of federal income taxation. Fund II is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of Fund II, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5.INSURANCE RISK CHARGES

  PFL Life deducts a daily charge equal to an annual rate of 0.9% of the value of the contract owner's individual account as a charge for mortality and expense risk assumed by PFL Life.

6.NET ASSETS

  At December 31, 1996 contract owners' equity was comprised of:

   Unit transactions, accumulated net investment income and realized capital gains...................................................  $422,285
   Adjustment for appreciation to market value......................  $ 83,203
                                                                      --------
   Total Contract Owners' Equity....................................  $505,488
                                                                      ========